Expense Example - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - Select Tech Hardware Portfolio - Select Tech Hardware Portfolio
Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 75
3 years	233
5 years	406
10 years	$ 906